Document and Entity Information	Jun. 27, 2022
Cover [Abstract]
Entity Registrant Name	TTM TECHNOLOGIES INC
Amendment Flag	true
Entity Central Index Key	0001116942
Document Type	8-K/A
Document Period End Date	Jun. 27, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-31285
Entity Tax Identification Number	91-1033443
Entity Address, Address Line One	200 East Sandpointe
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707
City Area Code	(714)
Local Phone Number	327-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TTMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by TTM Technologies, Inc. (the “Company”) on June 27, 2022 (the “Original Report”). The Original Report was filed to report the completion of the Company’s acquisition of Gritel Holding Co., Inc., (“Gritel”) and ISC Farmingdale Corp. Telephonics Corporation (“Telephonics”) is wholly-owned by Gritel, and, as a result of the acquisition, became an indirect, wholly-owned subsidiary of the Company. The Company is filing this Amendment to file the audited and unaudited consolidated financial statements and the unaudited pro forma condensed combined financial statements, under Items 9.01(a) and 9.01(b), respectively, that were required to be filed either as part of the Original Report or by amendment thereto. No other amendments or supplements to the Original Report are being made to the Original Report, and this Amendment should be read in connection with the Original Filing, which provides a more complete description of the acquisition.